NOTE 9. INCOME TAXES	6 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
NOTE 9. INCOME TAXES

NOTE 9. INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of income tax expense for the six months ended June 30, 2017 and 2016 are as follows

	For the Six Months Ended
	June 30, 2017	June 30, 2016
Current tax expense	$6,839	$—
Deferred tax expense	—	—
Tax expense (benefit)	$6,839	$—

The Company had $6,839 and $0 of income tax liability as of June 30, 2017 and December 31, 2016, respectively.